Portfolio of Investments March 31, 2026
JLS
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 124.8% (95.3% of Total Investments)
ASSET-BACKED SECURITIES - 39.4% (30.1% of Total Investments) –
$ 617,520 (a) AASET 2020-1 Trust, Series 2020 1A 6.413% 01/16/40 $ 617,111
500,000 (a),(b) AIMCO CLO 17 Ltd, Series 2022 17A, (TSFR3M + 2.900%) 6.569 07/20/37 500,528
500,000 (a),(b),(c) Allegro CLO XIII Ltd, Series 2021 1A, (TSFR3M + 6.300%) 9.968 07/20/38 483,870
375,000 (a),(b),(d) Apidos Clo Lvi, Series 2026 56A, (TSFR3M + 5.300%) 0.000 04/24/39 375,966
750,000 (a),(b),(c) Apidos CLO XLII Ltd, Series 2022 42A, (TSFR3M + 3.650%) 7.919 04/20/38 731,683
375,000 (a),(b),(c) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.672 10/15/38 352,516
375,000 (a),(b) Armor RE II Ltd, (3-Month U.S. Treasury Bill + 8.500%) 0.000 01/07/28 397,050
550,000 (a),(c) Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A 4.080 02/20/28 543,761
500,000 (a),(b) Ballyrock CLO 21 Ltd, Series 2022 21A, (TSFR3M + 6.000%) 9.668 10/20/37 487,499
500,000 (a),(b),(d) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 3.100%) 0.000 04/15/39 500,896
250,000 (a),(b),(d) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 0.000 04/15/39 251,163
250,000 (a),(b) Bonanza RE Ltd 3.607 01/08/27 211,775
500,000 (a) Cajun Global LLC, Series 2025 2A 8.720 11/20/55 491,179
2,000,000 (a),(c) Cars Net Lease Mortgage Notes, Series 2020 1A 4.690 12/15/50 1,891,169
775,000 (a) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 764,850
750,000 (a),(b),(c) Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 5.500%) 9.168 10/17/38 679,570
1,000,000 (a) Centersquare Issuer LLC, Series 2024 1A 5.600 10/26/54 966,199
1,580 (a) Chase Auto Owner Trust 2025-2, Series 2025 2A 0.000 02/25/33 249,179
700,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 8.418 04/19/35 659,877
500,000 (a),(b) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8.452 01/22/39 488,107
1,000,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,040,612
500,000 (a) DataBank Issuer, Series 2026 1A 6.493 02/25/56 496,689
490,290 (a) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 487,636
500,000 (a) ExteNet Issuer LLC, Series 2024 1A 9.050 07/25/54 514,781
1,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 993,155
250,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9.523 01/20/39 243,692
500,000 (a),(b) Goldentree Loan Management US Clo 11 Ltd, Series 2021 11A,
(TSFR3M + 7.762%)
12.379 10/20/34 445,537
500,000 (a),(b),(d) GoldenTree Loan Management US CLO 29 Ltd, Series 2026
29A, (TSFR3M + 2.950%)
0.000 04/20/39 500,500
100,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.169 08/15/28 99,947
325,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.000%)
5.669 08/15/28 324,941
127,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
6.419 08/15/28 127,140
473,750 (a) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 456,034
500,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 8.300 05/25/32 496,036
7,143 (a),(b) Hestia Re Ltd, (SOFR + 0.100%) 3.640 04/22/29 3,572
434,776 (a) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 437,092
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 777,630
250,000 (a),(b) Integrity RE III Ltd, ( + 2.500%) 6.010 06/07/29 249,625
500,000 (a),(b) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10.168 07/20/37 482,737
600,000 (a) LIGHTPATH FIBER ISSUER LLC, Series 2026 1A 6.170 03/25/56 598,337
1,000,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 7.880 12/15/55 1,004,320
500,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 500,350
400,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 405,113
160,505 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3.376 02/15/45 157,592
250,000 (a),(b),(d) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 0.000 04/15/39 248,044
1,000,000 MetroNet Infrastructure Issuer LLC, Series 2025 1 9.370 07/20/55 1,047,995
500,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 507,480
1,000,000 (a),(c) Mexico Remittances Funding Fiduciary Estate Management
Sarl
12.500 10/15/31 1,053,500
1,525,000 (a),(e) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 396,043
442,990 (a) Mosaic Solar Loan Trust 2020-2, Series 2020 2A 5.420 08/20/46 388,868
86,957 (a) MVW 2020-1 LLC, Series 2020 1A 7.140 10/20/37 87,092
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.668 07/20/39 498,074

Portfolio of Investments March 31, 2026
(continued)
JLS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 500,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8.821% 10/16/37 $ 477,458
500,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.471 10/16/37 495,168
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 41 Ltd, Series 2021
41A, (TSFR3M + 2.800%)
6.472 04/15/34 492,050
1,000,000 (a),(b),(c) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 968,720
525,000 (a) NMEF Funding 2026-A LLC, Series 2026 A 6.730 02/15/34 520,733
250,000 (a),(b) OCP CLO 2018-15 Ltd, Series 2018 15A, (TSFR3M + 2.750%) 6.418 01/20/38 249,479
250,000 (a),(b) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8.618 04/20/39 247,693
500,000 (b) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8.518 07/18/38 482,779
999,167 (a) OHS Issuer LLC, Series 2026 1 6.000 02/25/61 979,605
138,845 (a) Oportun Issuance Trust 2021-B, Series 2021 B 5.410 05/08/31 137,943
89,585 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5.570 10/08/31 88,722
1,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,007,191
500,000 (a) QTS Issuer ABS II LLC, Series 2026 1A 6.729 01/05/56 494,854
500,000 (a),(b) Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%) 10.418 10/20/37 459,744
350,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.672 01/15/38 297,535
500,000 (a),(b) Residential Reinsurance 2022 Ltd, (CJTXX + 7.590%) 11.150 12/06/26 508,950
250,000 (a),(b) Residential Reinsurance 2025 Ltd, (3-Month U.S. Treasury Bill +
5.750%)
4.783 06/06/29 257,250
312,181 (a) Start II LTD, Series 2019 1 5.095 03/15/44 312,228
424,732 (a),(b) Sunnova Helios XII Issuer LLC, Series 2023 B 6.000 08/22/50 285,390
990,503 (a),(b) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 1.900%)
5.572 07/15/39 995,458
1,000,000 (a),(b) TruPS Financials Note Securitization 2025-2, Series 2025 2A,
(TSFR3M + 2.250%)
5.922 07/15/39 1,011,507
1,000,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 9.018 04/20/55 1,028,143
1,000,000 (a) UNITK 2026-1A A2, Series 2026 1A 7.653 02/25/56 1,007,762
500,000 (a) VB-S1 Issuer LLC, Series 2026 1A 6.843 03/15/56 502,111
438,784 (a) Vivint Solar Financing V LLC, Series 2018 1A 7.370 04/30/48 430,169
500,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 510,284
TOTAL ASSET-BACKED SECURITIES
(Cost $42,021,304) 40,963,038
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 85.4% (65.2% of Total Investments) –
1,000,000 (a),(b),(c) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
6.673 06/15/35 998,981
1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.173 06/15/35 999,159
1,000,000 (b),(c) BANK 2017-BNK6, Series 2017 BNK6 3.851 07/15/60 935,867
1,000,000 (a),(c) BANK 2019-BNK21, Series 2019 BN21 2.500 10/17/52 743,149
1,000,000 (a),(b) BBCMS Mortgage Trust 2020-C6, Series 2020 C6 3.688 02/15/53 802,678
1,750,000 (a),(b),(c) BBCMS Trust 2015-SRCH, Series 2015 SRCH 4.957 08/10/35 1,626,927
500,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.292 02/15/51 326,138
500,000 (b) Benchmark 2018-B4 Mortgage Trust, Series 2018 B4 4.513 07/15/51 429,864
1,100,000 (b),(c) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.761 12/15/62 782,455
856,656 (a),(b) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 852,411
1,000,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 5.971%)
9.705 10/15/41 1,000,097
1,000,000 (b),(c) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4.352 05/15/52 832,159
845,000 (b) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3.631 08/10/49 478,192
1,500,000 (b) CD 2016-CD2 Mortgage Trust, Series 2016 CD2 3.967 11/10/49 900,322
1,978,000 (b) CD 2017-CD3 Mortgage Trust, Series 2017 CD3 4.557 02/10/50 736,083
23,912 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 2.840 04/15/52 23,780
317,851 (b) CHL Mortgage Pass-Through Trust 2006-HYB1, Series 2006
HYB1
4.682 03/20/36 298,696

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 500,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 3.750%)
7.850% 10/15/37 $ 499,885
1,437,245 (a),(b) COMM 2013-LC13 Mortgage Trust, Series 2013 LC13 5.012 08/10/46 1,349,683
925,000 (b),(c) COMM 2014-CCRE15 Mortgage Trust, Series 2014 CR15 3.730 02/10/47 878,515
752,021 (c) COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4.377 05/10/47 745,103
393,342 (b),(c) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3.133 02/10/47 389,041
1,500,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 922,500
1,400,000 (a) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 819,420
1,800,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3.463 08/10/48 1,664,083
825,011 (b),(c) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 806,948
625,000 (a),(b) Connecticut Avenue Securities Trust 2021-R03, Series 2021
R03, (SOFR30A + 5.500%)
9.162 12/25/41 640,246
2,100,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
9.662 12/25/41 2,155,439
1,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14.823 03/25/42 1,077,381
2,840,000 (a),(b),(c) Connecticut Avenue Securities Trust 2022-R05, Series 2022
R05, (SOFR30A + 7.000%)
10.662 04/25/42 2,995,036
1,900,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
15.662 06/25/42 2,131,597
4,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R02, Series 2023
R02, (SOFR30A + 5.550%)
9.212 01/25/43 4,253,678
2,000,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 5.350%)
9.012 05/25/43 2,139,629
2,250,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 4.750%)
8.412 06/25/43 2,384,963
2,280,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9.188 07/25/43 2,376,005
3,110,000 (a),(b),(c) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9.562 07/25/43 3,353,466
1,000,000 (a),(b) DK Trust, Series 2025 LXP, (TSFR1M + 2.891%) 6.569 08/15/37 1,002,660
33,000,000 (a),(b) DOLP Trust 2021-NYC, Series 2021 NYC, (I/O) 0.665 05/10/41 866,641
7,381,527 (b) Freddie Mac Multifamily ML Certificates, Series 2021 ML12,
(I/O)
1.227 07/25/41 633,040
2,270,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10.762 01/25/42 2,355,984
4,400,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
8.412 02/25/42 4,506,029
2,270,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 2,390,735
3,250,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 5.650%)
10.218 04/25/42 3,403,708
2,945,000 (a),(b),(c) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15.087 04/25/42 3,159,462
1,900,000 (a),(b) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 8.150%)
11.811 03/25/43 2,129,004
892,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 4.222%)
7.895 07/15/31 8,911
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 3.097%)
6.770 07/15/31 18,368
700,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 2.397%)
6.070 07/15/31 36,743
1,100,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
5.570 07/15/31 115,488
1,000,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.747%)
5.420 07/15/31 194,240
2,000,000 (b),(c) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 3.908 11/10/49 1,883,519
1,000,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.199 07/13/42 1,022,220
441,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4.452 05/05/32 440,377
377,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4.452 05/05/32 376,877

Portfolio of Investments March 31, 2026
(continued)
JLS

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 366,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.972% 01/16/37 $ 133,579
2,000,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
4.514 09/15/47 1,907,714
1,000,000 JPMBB Commercial Mortgage Securities Trust 2015-C27,
Series 2015 C27
3.898 02/15/48 871,750
1,189,000 (b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4.938 03/17/49 1,157,194
2,000,000 (b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP5,
Series 2017 JP5
3.904 03/15/50 1,766,484
1,500,000 (a),(b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
4.433 07/15/50 1,249,548
1,849,000 (a),(b),(c) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4.414 09/15/50 1,348,759
750,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 537,053
123,154 (b) Morgan Stanley Capital I Trust 2015-MS1, Series 2015 MS1 4.028 05/15/48 118,885
160,817 (b) Morgan Stanley Mortgage Loan Trust 2007-15AR, Series 2007
15AR
3.199 11/25/37 111,262
1,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2.718 12/15/36 690,000
1,000,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 5.285%)
9.605 03/15/39 998,792
1,050,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
8.002 07/15/36 756,351
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.829%)
6.502 07/15/36 839,084
600,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 2.279%)
5.952 07/15/36 531,951
1,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
4.667 07/15/38 947,881
1,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 2.114%)
5.787 07/15/38 701,625
871,375 (a),(b) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 1,000,451
1,593,174 (a),(b) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
7.623 02/15/39 1,598,304
127,100,000 (a),(b) SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE, (I/O) 0.082 02/12/41 352,639
1,000,000 (a),(b),(c) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 6.912 06/15/39 1,004,425
1,278,760 (b),(c) Wells Fargo Commercial Mortgage Trust 2015-NXS1, Series
2015 NXS1
3.818 05/15/48 1,164,260
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $99,659,753) 88,681,573
TOTAL LONG-TERM INVESTMENTS
(Cost $141,681,057) 129,644,611
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  6.1%(4.7% of Total Investments)
6385783 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.1% (4.7% of Total Investments) 6385783
1,490,000 Federal Home Loan Bank Discount Notes 0.000 04/06/26 1,489,108
4,745,000 Federal Home Loan Bank Discount Notes 0.000 04/17/26 4,736,956
100,000 Federal Home Loan Bank Discount Notes 0.000 04/27/26 99,731
60,000 Freddie Mac Discount Notes 0.000 04/02/26 59,988
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $6,386,303) 6,385,783
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,386,303) 6,385,783
TOTAL INVESTMENTS - 130.9%
(Cost $148,067,360 ) 136,030,394
BORROWINGS - (2.4)% (f),(g) (2,520,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (27.3)%(h) (28,342,227)
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (1,247,443)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 103,920,724

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
CJTXX JPMorgan 100% U.S. Treasury Securities Money Market Fund
I/O Interest only security
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $108,296,263 or 79.6% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the fiscal period, investments with a value of $37,751,655 have been pledged as collateral for reverse repurchase agreements.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Borrowings as a percentage of Total Investments is 1.9%.
(g) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $13,267,458 have been pledged as collateral for borrowings.
(h) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 20.8%.
JLS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 40,566,995 $ 396,043 $ 40,963,038
Mortgage-Backed Securities – 88,681,573 – 88,681,573
Short-Term Investments:
U.S. Government and Agency Obligations – 6,385,783 – 6,385,783
Total $ – $ 135,634,351 $ 396,043 $ 136,030,394